CAPITAL AND RESERVES (Schedule of Share Capital) (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
In issue at January 1	96,162,410	96,162,410
In issue at December 31		96,162,410
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
In issue at January 1	96,162,410	96,162,410
Issued for cash
In issue at December 31	96,162,410	96,162,410
American depositary share [Member]
Disclosure of classes of share capital [line items]
In issue at January 1	24,040,602	24,040,602
Issued for cash
In issue at December 31	20,903,227	24,040,602
Class A Treasury shares [Member]
Disclosure of classes of share capital [line items]
Balance at January 1	12,448,000	7,073,000
Purchased during the year	108,000	5,375,000
Balance at December 31	12,556,000	12,448,000
ADS Treasury shares [Member]
Disclosure of classes of share capital [line items]
Balance at January 1	3,112,000	1,768,000
Purchased during the year	27,000	1,344,000
Balance at December 31	12,448,000	3,112,000